Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 29, 2012
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001272950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 29, 2012
Prospectus Date	rr_ProspectusDate	Nov 23, 2011

RBC FUNDS TRUST

RBC Mid Cap Value Fund

RBC Small Cap Core Fund

RBC Microcap Value Fund

Supplement dated June 29, 2012 to the

Prospectus ("Prospectus") dated November 23, 2011

This Supplement provides additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC Mid Cap Value Fund

The "Annual Fund Operating Expenses" table in the "Fees and Expenses of the Fund" section on page 1 of the Prospectus is deleted and replaced with the following in order to add footnote 2 regarding investments in business development companies (BDCs):

Class I
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	4.89%
Total Annual Fund Operating Expenses	5.59%
Fee Waivers and/or Expense Reimbursement[1]	-4.69%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[2]	0.90%

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 0.90%. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

[2]

SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies (BDCs). BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund's investment in BDCs was 0.23%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

RBC Small Cap Core Fund

The "Annual Fund Operating Expenses" table in the "Fees and Expenses of the Fund" section on page 17 of the Prospectus is deleted and replaced with the following in order to add footnote 2 regarding investments in BDCs:

	Class A	Class C	Class S
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.55%	0.55%	0.55%

Total Annual Fund Operating Expenses	1.79%	2.54%	1.54%
Fee Waivers and/or Expense Reimbursement[1]	-0.49%	-0.49%	-0.49%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[2]	1.30%	2.05%	1.05%

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.30%, 2.05% and 1.05% for Class A, Class C and Class S, respectively. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

[2]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies. BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund's investment in BDCs was 0.17%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

RBC Microcap Value Fund

The "Annual Fund Operating Expenses" table in the "Fees and Expenses of the Fund" section on page 21 of the Prospectus is deleted and replaced with the following in order to add footnote 2 regarding investments in BDCs:

	Class A	Class C	Class S
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.44%	0.44%	0.44%

Total Annual Fund Operating Expenses	1.59%	2.34%	1.34%
Fee Waivers and/or Expense Reimbursement[1]	-0.27%	-0.27%	-0.27%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[2]	1.32%	2.07%	1.07%

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.32%, 2.07% and 1.07% for Class A, Class C and Class S, respectively. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

[2]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including BDCs. BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund's investment in BDCs was 0.16%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

RBC Mid Cap Value Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		RBC Mid Cap Value Fund Class I
Management Fees		0.70%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		4.89%
Total Annual Fund Operating Expenses		5.59%
Fee Waiver and/or Expense Reimbursement	[1]	(4.69%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	0.90%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 0.90%. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.
[2]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies (BDCs). BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund's investment in BDCs was 0.23%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

RBC Small Cap Core Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC Small Cap Core Fund		Class A	Class C	Class S
Management Fees		0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses		1.79%	2.54%	1.54%
Fee Waiver and/or Expense Reimbursement	[1]	(0.49%)	(0.49%)	(0.49%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	1.30%	2.05%	1.05%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.30%, 2.05% and 1.05% for Class A, Class C and Class S, respectively. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.
[2]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies. BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund's investment in BDCs was 0.17%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

RBC Microcap Value Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC Microcap Value Fund		Class A	Class C	Class S
Management Fees		0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses		1.59%	2.34%	1.34%
Fee Waiver and/or Expense Reimbursement	[1]	(0.27%)	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	1.32%	2.07%	1.07%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.32%, 2.07% and 1.07% for Class A, Class C and Class S, respectively. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.
[2]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including BDCs. BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund's investment in BDCs was 0.16%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
Supplement [Text Block]	cik0001272950_SupplementTextBlock

RBC FUNDS TRUST

RBC Mid Cap Value Fund

RBC Small Cap Core Fund

RBC Microcap Value Fund

Supplement dated June 29, 2012 to the

Prospectus ("Prospectus") dated November 23, 2011

This Supplement provides additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC Mid Cap Value Fund

The "Annual Fund Operating Expenses" table in the "Fees and Expenses of the Fund" section on page 1 of the Prospectus is deleted and replaced with the following in order to add footnote 2 regarding investments in business development companies (BDCs):

Class I
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	4.89%
Total Annual Fund Operating Expenses	5.59%
Fee Waivers and/or Expense Reimbursement[1]	-4.69%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[2]	0.90%

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 0.90%. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

[2]

SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies (BDCs). BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund's investment in BDCs was 0.23%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

RBC Small Cap Core Fund

The "Annual Fund Operating Expenses" table in the "Fees and Expenses of the Fund" section on page 17 of the Prospectus is deleted and replaced with the following in order to add footnote 2 regarding investments in BDCs:

	Class A	Class C	Class S
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.55%	0.55%	0.55%

Total Annual Fund Operating Expenses	1.79%	2.54%	1.54%
Fee Waivers and/or Expense Reimbursement[1]	-0.49%	-0.49%	-0.49%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[2]	1.30%	2.05%	1.05%

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.30%, 2.05% and 1.05% for Class A, Class C and Class S, respectively. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

[2]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies. BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund's investment in BDCs was 0.17%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

RBC Microcap Value Fund

The "Annual Fund Operating Expenses" table in the "Fees and Expenses of the Fund" section on page 21 of the Prospectus is deleted and replaced with the following in order to add footnote 2 regarding investments in BDCs:

	Class A	Class C	Class S
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.44%	0.44%	0.44%

Total Annual Fund Operating Expenses	1.59%	2.34%	1.34%
Fee Waivers and/or Expense Reimbursement[1]	-0.27%	-0.27%	-0.27%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[2]	1.32%	2.07%	1.07%

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.32%, 2.07% and 1.07% for Class A, Class C and Class S, respectively. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

[2]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including BDCs. BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund's investment in BDCs was 0.16%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

RBC Mid Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.69%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
RBC Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001272950_SupplementTextBlock

RBC FUNDS TRUST

RBC Mid Cap Value Fund

RBC Small Cap Core Fund

RBC Microcap Value Fund

Supplement dated June 29, 2012 to the

Prospectus ("Prospectus") dated November 23, 2011

This Supplement provides additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC Mid Cap Value Fund

The "Annual Fund Operating Expenses" table in the "Fees and Expenses of the Fund" section on page 1 of the Prospectus is deleted and replaced with the following in order to add footnote 2 regarding investments in business development companies (BDCs):

Class I
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	4.89%
Total Annual Fund Operating Expenses	5.59%
Fee Waivers and/or Expense Reimbursement[1]	-4.69%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[2]	0.90%

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 0.90%. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

[2]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies (BDCs). BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund's investment in BDCs was 0.23%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
RBC Small Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[4]
RBC Small Cap Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[4]
RBC Small Cap Core Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[4]
RBC Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001272950_SupplementTextBlock

RBC FUNDS TRUST

RBC Mid Cap Value Fund

RBC Small Cap Core Fund

RBC Microcap Value Fund

Supplement dated June 29, 2012 to the

Prospectus ("Prospectus") dated November 23, 2011

This Supplement provides additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC Small Cap Core Fund

The "Annual Fund Operating Expenses" table in the "Fees and Expenses of the Fund" section on page 17 of the Prospectus is deleted and replaced with the following in order to add footnote 2 regarding investments in BDCs:

	Class A	Class C	Class S
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.55%	0.55%	0.55%

Total Annual Fund Operating Expenses	1.79%	2.54%	1.54%
Fee Waivers and/or Expense Reimbursement[1]	-0.49%	-0.49%	-0.49%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[2]	1.30%	2.05%	1.05%

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.30%, 2.05% and 1.05% for Class A, Class C and Class S, respectively. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

[2]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies. BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund's investment in BDCs was 0.17%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
RBC Microcap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.32%	[6]
RBC Microcap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.07%	[6]
RBC Microcap Value Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%	[6]
RBC Microcap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001272950_SupplementTextBlock

RBC FUNDS TRUST

RBC Mid Cap Value Fund

RBC Small Cap Core Fund

RBC Microcap Value Fund

Supplement dated June 29, 2012 to the

Prospectus ("Prospectus") dated November 23, 2011

This Supplement provides additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC Microcap Value Fund

The "Annual Fund Operating Expenses" table in the "Fees and Expenses of the Fund" section on page 21 of the Prospectus is deleted and replaced with the following in order to add footnote 2 regarding investments in BDCs:

	Class A	Class C	Class S
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.44%	0.44%	0.44%

Total Annual Fund Operating Expenses	1.59%	2.34%	1.34%
Fee Waivers and/or Expense Reimbursement[1]	-0.27%	-0.27%	-0.27%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[2]	1.32%	2.07%	1.07%

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.32%, 2.07% and 1.07% for Class A, Class C and Class S, respectively. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

[2]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including BDCs. BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund's investment in BDCs was 0.16%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 0.90%. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.
[2]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies (BDCs). BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund's investment in BDCs was 0.23%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.
[3]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.30%, 2.05% and 1.05% for Class A, Class C and Class S, respectively. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.
[4]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies. BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund's investment in BDCs was 0.17%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.
[5]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.32%, 2.07% and 1.07% for Class A, Class C and Class S, respectively. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.
[6]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including BDCs. BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund's investment in BDCs was 0.16%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 23, 2011